Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held (Tables)	12 Months Ended
Dec. 31, 2024
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Schedule of finance income (expense) from insurance contracts and reinsurance contract assets held

	2024	2023
Net finance income (expense) from insurance contracts
Interest accreted to insurance contracts(1)	(2,027.7)	(1,889.5)
Effect of changes in interest rates and other financial assumptions	272.8	(263.2)
	(1,754.9)	(2,152.7)

Net finance income (expense) from reinsurance contract assets held
Interest accreted to reinsurance contract assets held(2)	546.4	502.0
Effect of changes in interest rates and other financial assumptions	(71.4)	45.1
	475.0	547.1
Net finance expense from insurance contracts and reinsurance contract assets held	(1,279.9)	(1,605.6)
(1)	Primarily includes interest accretion resulting from unwinding the effects of discounting on the opening balance of LIC using discount rates in effect at the beginning of the year and interest accretion resulting from unwinding the effects of discounting on incurred claims and other insurance service expenses recorded during the year using current period average discount rates.
(2)	Primarily includes interest accretion resulting from unwinding the effects of discounting on the opening balance of the AIC using discount rates in effect at the beginning of the year and interest accretion resulting from unwinding the effects of discounting recoveries of incurred claims and other insurance service expenses recorded during the year using current period average discount rates.

Schedule of net effects from changes in discount rates on insurance contracts and reinsurance contract assets held and net gains (losses) on bonds recognized in the consolidated statement of earnings

The table below presents the company’s net effects from changes in discount rates on insurance contracts and reinsurance contract assets held and net gains (losses) on bonds recognized in the consolidated statement of earnings for the years ended December 31, 2024 and 2023.

	2024	2023
Effect of changes in discount rates on total bonds (recognized in net gains on investments)	(731.3)	714.1
Effect of changes in interest rates on insurance contracts and reinsurance contract assets held (recognized in net finance income (expense) from insurance contracts and reinsurance contract assets held)	201.4	(218.1)
Net benefit (loss) from changes in discount rates in consolidated statement of earnings	(529.9)	496.0